Derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 29,320	$ 33,899
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	5,015		$ 13,153
Liabilities	$ 330,571		279,152
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 2,154		9,932
Liabilities	330,571		279,152
Loss on cash flow hedges	(29,300)	$ (33,900)
After-tax result accumulated in equity	52,200		95,000
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	2,861		3,230
Liabilities	$ 0		$ 0